NATIONS FUNDS TRUST

Nations LargeCap Index Fund
Nations MidCap Index Fund
Nations SmallCap Index Fund
Primary A Shares

Supplement dated October 31, 2003

to the Prospectus dated August 1, 2003, as supplemented

      At a meeting held on October 8, 2003, the Board of Trustees of Nations Funds Trust approved reduced contractual advisory and administration fee rates for the above listed Funds effective November 1, 2003. The new fees are reflected below in the fee table charts and should replace the fee tables in the August 1, 2003 prospectus for Primary A Shares of the Funds. The new administration fee for each Fund (0.10%) is reflected as part of “Other expenses” in each table. Throughout the prospectus, all references to the advisory fees and administration fees should reflect the reduced fees.

Primary A
Nations LargeCap Index Fund	Shares

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund operating expenses[1] (Expenses that are deducted from the Fund’s assets)
Management fees	0.10%
Other expenses	0.16%

Total annual operating expenses	0.26%
Fee waivers and/or reimbursements	(0.12)%

Total net expenses[2]	0.14%

[1]The figures contained in the table are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
[2]The Fund’s investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2004. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of recovery.

      The examples that follow the fee tables in the prospectus should also be replaced with the following to reflect the modified fee structure:

	1 year	3 years	5 years	10 years

Primary A Shares	$14	$71	$134	$319

Primary A
Nations MidCap Index Fund	Shares

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund operating expenses[1] (Expenses that are deducted from the Fund’s assets)
Management fees	0.10%
Other expenses	0.17%

Total annual operating expenses	0.27%
Fee waivers and/or reimbursements	(0.13)%

Total net expenses[2]	0.14%

[1]The figures contained in the table are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
[2]The Fund’s investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2004. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue.

      The examples that follow the fee tables in the prospectus should also be replaced with the following to reflect the modified fee structure:

	1 year	3 years	5 years	10 years

Primary A Shares	$14	$74	$139	$330

Primary A
Nations SmallCap Index Fund	Shares

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund operating expenses[1] (Expenses that are deducted from the Fund’s assets)
Management fees	0.15%
Other expenses	0.23%

Total annual operating expenses	0.38%
Fee waivers and/or reimbursements	(0.17)%

Total net expenses[2]	0.21%

[1]The figures contained in the table are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
[2]The Fund’s investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2004. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of recovery.

      The examples that follow the fee tables in the prospectus should also be replaced with the following to reflect the modified fee structure:

	1 year	3 years	5 years	10 years

Primary A Shares	$22	$105	$196	$464

PAIDXSUPP - 11/03

NATIONS FUNDS TRUST

Nations LargeCap Index Fund
Nations MidCap Index Fund
Nations SmallCap Index Fund
Investor A Shares

Supplement dated October 31, 2003

to the Prospectuses dated August 1, 2003, as supplemented

      At a meeting held on October 8, 2003, the Board of Trustees of Nations Funds Trust approved reduced contractual advisory and administration fee rates for the above listed Funds effective November 1, 2003. The new fees are reflected below in the fee table charts and should replace the fee tables in the August 1, 2003 prospectuses for Investor A Shares of the Funds. The new administration fee for each Fund (0.10%) is reflected as part of “Other expenses” in each table. Throughout the prospectuses, all references to the advisory fees and administration fees should reflect the reduced fees.

Investor A
Nations LargeCap Index Fund	Shares

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund operating expenses[1] (Expenses that are deducted from the Fund’s assets)
Management fees	0.10%
Distribution (12b-1) and shareholder servicing fees	0.25%
Other expenses	0.16%

Total annual operating expenses	0.51%
Fee waivers and/or reimbursements	(0.12)%

Total net expenses[2]	0.39%

[1]The figures contained in the table are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
[2]The Fund’s investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2004. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of recovery.

      The examples that follow the fee tables in the prospectus should also be replaced with the following to reflect the modified fee structure:

	1 year	3 years	5 years	10 years

Investor A Shares	$40	$151	$273	$629

Investor A
Nations MidCap Index Fund	Shares

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund operating expenses[1] (Expenses that are deducted from the Fund’s assets)
Management fees	0.10%
Distribution (12b-1) and shareholder servicing fees	0.25%
Other expenses	0.17%

Total annual operating expenses	0.52%
Fee waivers and/or reimbursements	(0.13)%

Total net expenses[2]	0.39%

[1]The figures contained in the table are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
[2]The Fund’s investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2004. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue.

      The examples that follow the fee tables in the prospectus should also be replaced with the following to reflect the modified fee structure:

	1 year	3 years	5 years	10 years

Investor A Shares	$40	$154	$278	$640

Investor A
Nations SmallCap Index Fund	Shares

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund operating expenses[1] (Expenses that are deducted from the Fund’s assets)
Management fees	0.15%
Distribution (12b-1) and shareholder servicing fees	0.25%
Other expenses	0.23%

Total annual operating expenses	0.63%
Fee waivers and/or reimbursements	(0.17)%

Total net expenses[2]	0.46%

[1]The figures contained in the table are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
[2]The Fund’s investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2004. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of recovery.

      The examples that follow the fee tables in the prospectus should also be replaced with the following to reflect the modified fee structure:

	1 year	3 years	5 years	10 years

Investor A Shares	$47	$185	$334	$770

IAIDXSUPP - 11/03